Label	Element	Value
Institutional Class | DFA U.S. Large Cap Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.20%
Institutional Class | DFA VA U.S. Targeted Value Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.00%
Institutional Class | DFA U.S. Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.90%
Institutional Class | DFA U.S. Micro Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.90%
Institutional Class | DFA U.S. Large Company Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.20%
Institutional Class | DFA U.S. Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
Institutional Class | DFA VA U.S. Large Value Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Institutional Class | US Large Cap Equity [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	44.50%
Institutional Class | US Small Cap Equity [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	40.10%
Institutional Class | US Micro Cap Equity [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.90%
Institutional Class | Short Term and other Net Assets [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%